General (Details)		1 Months Ended
	Feb. 17, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2017 USD ($) carrier newbuild	Oct. 31, 2016 USD ($)	Sep. 30, 2016
Golar Power
Property, Plant and Equipment [Line Items]
Additional aggregate funding commitment			$ 150,000,000
OneLNG
Property, Plant and Equipment [Line Items]
Additional aggregate funding commitment			$ 250,000,000
Ownership percentage			51.00%
Fortuna Project
Property, Plant and Equipment [Line Items]
Estimated project cost			$ 2,000,000,000
Debt financing assumed			1,200,000,000
OneLNG | Fortuna Project
Property, Plant and Equipment [Line Items]
Initial investment amount			650,000,000
Aggregate new equity funding			500,000,000
Ophir | Fortuna Project
Property, Plant and Equipment [Line Items]
Initial investment amount			$ 150,000,000
Minimum | Golar Power
Property, Plant and Equipment [Line Items]
Additional aggregate funding commitment				$ 20,000,000
Maximum | Golar Power
Property, Plant and Equipment [Line Items]
Additional aggregate funding commitment				$ 50,000,000
Convertible Bond
Property, Plant and Equipment [Line Items]
Net proceeds from convertible bond offering	$ 360,200,000
Margin Loan Facility
Property, Plant and Equipment [Line Items]
Proceeds raised from entering into loan facility		$ 150,000,000
Sergipe | Golar Power
Property, Plant and Equipment [Line Items]
Ownership percentage				50.00%	25.00%
LNG Carrier | Golar LNG Partners
Property, Plant and Equipment [Line Items]
Number of carriers operated by other | carrier			3
LNG Carrier | Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers operated by other | carrier			2
Floating Storage Regasification Unit
Property, Plant and Equipment [Line Items]
Number of newbuild commitments contracted for construction | newbuild			1
Floating Storage Regasification Unit | Golar LNG Partners
Property, Plant and Equipment [Line Items]
Number of carriers operated by other | carrier			6
LNG Carrier | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier			14
LNG Carrier | LNG Carrier | Golar LNG Limited, Golar LNG Partners, and Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier			19
LNG Carrier | Floating Storage Regasification Unit
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier			1
LNG Carrier | Floating Storage Regasification Unit | Golar LNG Limited, Golar LNG Partners, and Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier			7